Janus Henderson Global Sustainable Equity Fund

Schedule of Investments (unaudited)

December 31, 2021

Shares		Value
Common Stocks– 97.7%
Auto Components – 2.0%
Aptiv PLC*	5,381	$887,596
Building Products – 1.1%
Advanced Drainage Systems Inc	3,380	460,119
Containers & Packaging – 1.3%
DS Smith PLC	109,699	569,776
Diversified Financial Services – 0.3%
Linklogis Inc - Class B (144A)*	157,492	147,447
Electric Utilities – 1.5%
SSE PLC	29,464	657,520
Electrical Equipment – 6.0%
Legrand SA	7,697	901,633
Nidec Corp	5,600	658,308
Schneider Electric SE	5,264	1,033,468
		2,593,409
Electronic Equipment, Instruments & Components – 7.5%
IPG Photonics Corp*	4,469	769,294
Murata Manufacturing Co Ltd	9,100	724,534
Shimadzu Corp	18,600	785,175
TE Connectivity Ltd	6,201	1,000,469
		3,279,472
Entertainment – 2.0%
Nintendo Co Ltd	1,900	886,314
Equity Real Estate Investment Trusts (REITs) – 4.2%
Crown Castle International Corp	2,978	621,628
Equinix Inc	756	639,455
Prologis Inc	3,259	548,685
		1,809,768
Food Products – 0.4%
McCormick & Co Inc/MD	1,996	192,834
Health Care Equipment & Supplies – 0.4%
Nanosonics Ltd*	34,975	160,532
Health Care Providers & Services – 3.9%
Encompass Health Corp	8,896	580,553
Humana Inc	2,416	1,120,686
		1,701,239
Health Care Technology – 0.3%
Accolade Inc*	4,481	118,119
Independent Power and Renewable Electricity Producers – 2.4%
Boralex Inc - Class A	18,495	507,121
Innergex Renewable Energy Inc	35,425	520,956
		1,028,077
Information Technology Services – 1.6%
Mastercard Inc	1,966	706,423
Insurance – 9.7%
AIA Group Ltd	68,000	685,468
Aon PLC - Class A	3,888	1,168,577
Intact Financial Corp	6,454	839,000
Marsh & McLennan Cos Inc	5,427	943,321
Progressive Corp	5,759	591,161
		4,227,527
Leisure Products – 1.7%
Shimano Inc	2,700	719,781
Life Sciences Tools & Services – 2.2%
ICON PLC*	3,120	966,264
Machinery – 7.8%
Evoqua Water Technologies Corp*	29,863	1,396,095
Knorr-Bremse AG	6,104	603,847
Wabtec Corp	8,763	807,160
Xylem Inc/NY	5,031	603,318
		3,410,420
Professional Services – 1.5%
Wolters Kluwer NV	5,408	637,807
Semiconductor & Semiconductor Equipment – 15.0%
ASML Holding NV	1,052	846,338
Lam Research Corp	1,546	1,111,806
Microchip Technology Inc	9,269	806,959
NVIDIA Corp	5,728	1,684,662
Taiwan Semiconductor Manufacturing Co Ltd	58,000	1,289,728

Shares		Value
Common Stocks– (continued)
Semiconductor & Semiconductor Equipment– (continued)
Texas Instruments Inc	4,162	$784,412
		6,523,905
Software – 19.1%
Adobe Inc*	2,141	1,214,076
Atlassian Corp PLC - Class A*	1,804	687,847
Autodesk Inc*	5,116	1,438,568
Avalara Inc*	4,707	607,721
Bill.com Holdings Inc*	1,684	419,569
Cadence Design Systems Inc*	3,763	701,235
Microsoft Corp	8,049	2,707,040
Zendesk Inc*	5,219	544,290
		8,320,346
Specialty Retail – 1.1%
Home Depot Inc	1,122	465,641
Textiles, Apparel & Luxury Goods – 2.3%
adidas AG	1,810	521,717
NIKE Inc - Class B	2,790	465,009
		986,726
Thrifts & Mortgage Finance – 2.4%
Walker & Dunlop Inc	6,880	1,038,054
Total Common Stocks (cost $34,938,695)		42,495,116
Investment Companies– 2.4%
Money Markets – 2.4%
Janus Henderson Cash Liquidity Fund LLC, 0.0570%ºº,£((cost $1,051,837)	1,051,755	1,051,861
Total Investments (total cost $35,990,532) – 100.1%		43,546,977
Liabilities, net of Cash, Receivables and Other Assets – (0.1)%		(35,917)
Net Assets – 100%		$43,511,060

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$28,196,396	64.8%
Japan	3,774,112	8.7
France	1,935,101	4.4
Canada	1,867,077	4.3
Netherlands	1,484,145	3.4
Taiwan	1,289,728	3.0
United Kingdom	1,227,296	2.8
Germany	1,125,564	2.6
Ireland	966,264	2.2
Australia	848,379	1.9
Hong Kong	685,468	1.6
China	147,447	0.3

Total	$43,546,977	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/21
Investment Companies - 2.4%
Money Markets - 2.4%
Janus Henderson Cash Liquidity Fund LLC, 0.0570%ºº	$234	$15	$(14)	$1,051,861

	Value at 9/30/21	Purchases	Sales Proceeds	Value at 12/31/21
Investment Companies - 2.4%
Money Markets - 2.4%
Janus Henderson Cash Liquidity Fund LLC, 0.0570%ºº	1,726,214	2,890,928	(3,565,282)	1,051,861

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company
PLC	Public Limited Company

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended December 31, 2021 is $147,447, which represents 0.3% of net assets.

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of December 31, 2021.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2021.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks	$42,495,116	$-	$-
Investment Companies	-	1,051,861	-
Total Assets	$42,495,116	$1,051,861	$-

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2021 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

125-25-70234 03-22